Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America and are presented in US dollars. The Company has adopted a December 31 fiscal year-end.

Principles of Consolidation

Principles of Consolidation

The financial statements reflect the consolidated results of OptimizeRx Corporation (a Nevada corporation) and its wholly owned subsidiary, OptimizeRx Corporation (a Michigan corporation). All material inter-company transactions have been eliminated in the consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the accompanying financial statements, the Company considers all highly liquid instruments with an initial maturity of three months or less to be cash equivalents.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of cash, accounts receivable, prepaid expenses, accounts payable, accounts payable – related party, accrued expenses and deferred revenue approximates the carrying amount of these financial instruments due to their short-term nature.

Fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including our own credit risk.

In addition to defining fair value, the disclosure requirements around fair value establish a fair value hierarchy for valuation inputs, which is expanded. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 – Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2 – Inputs are based upon significant observable inputs other than quoted prices included in Level 1, such as quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques. The Company’s stock options and warrants are valued using level 3 inputs.

The carrying value of the Company’s financial assets and liabilities, which consist of cash, accounts receivable, prepaid expenses, patent rights, web development costs, accounts payable, accounts payable – related party, accrued expenses and deferred revenue, are valued using level 1 inputs. The Company believes that the recorded values approximate their fair value due to the short maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, exchange or credit risks arising from these financial instruments.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are reported at realizable value, net of allowances for doubtful accounts, which is estimated and recorded in the period the related revenue is recorded. The Company has a standardized approach to estimate and review the collectability of its receivables based on a number of factors, including the period they have been outstanding. Historical collection and payer reimbursement experience is an integral part of the estimation process related to allowances for doubtful accounts. In addition, the Company regularly assesses the state of its billing operations in order to identify issues, which may impact the collectability of these receivables or reserve estimates. Because the Company’s customers are primarily large well-capitalized companies, historically there has been very little bad debt expense. Bad debt expense was $0 for each of the years ended December 31, 2017 and 2016. The allowance for doubtful accounts was $0 as of both December 31, 2017 and 2016.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost and are being depreciated over their estimated useful lives of three to five years for office equipment and three years for computer equipment using the straight-line method of depreciation for book purposes. Maintenance and repair charges are expensed as incurred.

Intangible Assets

Intangible Assets

Intangible assets are stated at cost and are being amortized over their estimated useful lives of seventeen years for patents and three to four years for software and websites using the straight-line method.

Revenue Recognition and Revenue Share Expense

Revenue Recognition and Revenue Share Expense

Revenue is recognized when it is earned. Revenues are primarily generated from content delivery activities in which the Company delivers financial or brand messaging through a distribution network of ePrescribers and Electronic Health Record technology providers (channel partners), or from reselling services that complement the business for other partners.

The Company recognizes setup fees that are required for integrating client offerings and campaigns into the rule-based content delivery system and network upon completion of the setup when the client’s campaign is ready to launch within the system. As the messaging is distributed through the platform and network of channel partners (a transaction), these transactions are recorded, and revenue is recognized, at the time of distribution. Revenue for transactions can be realized based on a price per message, a price per redemption, or as a flat fee over a period of time, depending on the client contract. Additionally, the Company also recognizes revenue for providing program performance reporting and maintenance, either by the Company directly delivering reports or by providing access to its online reporting portal that the client can utilize. These fees are charged monthly and recognized as recurring monthly revenue.

In some instances, the Company also resells products and or services that are available through channel partners on a commission basis, and that are complementary to the core business and client base. In these instances, net revenue is recognized based on the commission based revenue split that the Company receives. In instances where the Company resells services and have all financial risk and significant operation input and risk, the Company records the revenue gross.

Based on the volume of transactions that are delivered through the channel partner network, the Company provides a revenue share to compensate the partner for their promotion of the campaign. Revenue shares are a negotiated percentage of the transaction fees and can also be specific to special considerations and campaigns. In addition, the Company pays revenue share to ConnectiveRx (formerly LDM/PDR) as a result of a 2014 legal settlement in an amount equal to the greater of 10% of financial messaging distribution revenues generated through the network, or $0.37 per financial message distributed through our network. The contractual amount due to the channel partners is recorded as an expense at the time the eCoupon is distributed.

Income Taxes

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

The Company recognizes the tax benefit from uncertain tax positions if it is more likely than not that the tax positions will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. It is the Company’s policy to include interest and penalties related to tax positions as a component of income tax expense.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates and assumptions have been made in determining the carrying value of assets, depreciable and amortizable lives of tangible and intangible assets, the carrying value of liabilities, the amount of revenue to be billed, and the timing of revenue recognition and related revenue share expenses. Actual results could differ from these estimates.

Concentration of Credit Risks

Concentration of Credit Risks

The Company maintains its cash and cash equivalents in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts; however, amounts in excess of the federally insured limit may be at risk if the bank experiences financial difficulties.

Research and Development

Research and Development

The Company expenses research and development expenses as incurred. Our research efforts are focused on understanding the market dynamics that have the potential to affect the business and increase revenue in both the short and long term. Our primary goal is to increase revenue by helping patients better afford and access the medicines their doctors prescribe, as well as other healthcare products and services they need. Based on this, the Company continually seeks ways to improve its technology to enhance user experiences, and to develop new services and solutions for its customers.

Share-based Payments

Share-based Payments

The Company uses the fair value method to account for stock-based compensation. The fair value of the equity instrument is charged directly to compensation expense and additional paid-in capital over the period during which services are rendered. The fair value of each award is estimated on the date of each grant. For restricted stock, the fair market value is based on the market value of the stock granted on the date of the grant. For options, it is estimated using the Black-Scholes option pricing model that uses the assumptions noted in the following table. Estimated volatilities are based on the historical volatility of the Company’s stock over the same period as the expected term of the options. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The Company uses historical data to estimate option exercise behavior and to determine this term. The risk free rate used is based on the U.S. Treasury yield curve in effect at the time of the grant using a time period equal to the expected option term. The Company has never paid dividends and does not expect to pay any dividends in the future.

	2017	2016

Expected dividend yield	0%	0%
Risk free interest rate	1.47% - 1.81%	0.86%-1.15%
Expected option term	3.5 – 5 years	4.5 years
Turnover/forfeiture rate	0%	0%
Expected volatility	65%-78%	91% - 99%

The Black-Scholes option valuation model and other existing models were developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. These option valuation models require the input of, and are highly sensitive to, subjective assumptions including the expected stock price volatility. OptimizeRx’s stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions could materially affect the fair value estimate.

Loss Per Common and Common Equivalent Share

Loss Per Common and Common Equivalent Share

The computation of basic earnings per common share is computed using the weighted average number of common shares outstanding during the year. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year plus common stock equivalents, which would arise from the exercise of warrants outstanding using the treasury stock method and the average market price per share during the year. The number of common shares potentially issuable upon the exercise of certain options and warrants that were excluded from the diluted loss per common share calculation was approximately 163,067, because they are anti-dilutive, as a result of a net loss for the year ended December 31, 2017. As described in Notes 11 and 12, the Company had options and warrants outstanding as indicated in the table below.

	2017	2016

Options	1,368,750	1,040,000
Warrants	348,194	681,528
Weighted average exercise price	$3.18	$4.02

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Recently Issued Accounting Guidance

Recently Issued Accounting Guidance

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. The Company will adopt ASU 2016-02 in its first quarter of 2019. While the Company is currently evaluating the timing and impact of adopting ASU 2016-02, currently the Company anticipates no material impact to its Consolidated Statements of Operations. However, the ultimate impact of adopting ASU 2016-02 will depend on the Company’s lease portfolio as of the adoption date.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. ASU 2014-09 is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products are transferred to customers.

Subsequently, the FASB has issued the following standards related to ASU 2014-09: ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (“ASU 2016-08”); ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing (“ASU 2016-10”); ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”); and ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers (“ASU 2016-20”). The Company must adopt ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 with ASU 2014-09 (collectively, the “new revenue standards”).

The new revenue standards may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company will adopt the new revenue standards in its first quarter of 2018. The new revenue standards are not expected to have a material impact on the amount and timing of revenue recognized in the Company’s consolidated financial statements.